FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:             September 30, 2007

Check here if Amendment [   ]:  Amendment Number:
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Legg Mason International Equities
Address:          Legg Mason Investment Management Services
                  3rd Floor
                  King William Street
                  London EC2N 7BE

13F File Number: 28-6251

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:           Paula Marsh
Title:          Compliance Officer
Phone:          44 20 7500 5911
Signature                          Place                Date of Signing



_____________________________________________________________________________
/s/Paula Marsh           London, England                 November  14, 2007

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[ X   ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                  FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A